Basis of preparation (Policies)	6 Months Ended
Jun. 30, 2021
Disclosure Of Basis Of Preparation Of Financial Statements [Abstract]
Key accounting considerations, significant judgements and estimates	Key accounting considerations, significant judgements and estimates Future commodity price assumptions and management's view on the future development of refining margins represent a significant estimate and both were subject to change in 2020, resulting in the recognition of impairments in 2020. These assumptions continue to apply for impairment testing purposes in the second quarter 2021.